Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Details) - Industrial Transformation	3 Months Ended
	Mar. 31, 2025 $ / $ USD ($) millionsPerDay	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024 $ / $	Mar. 31, 2024 $ / $	Dec. 31, 2024 USD ($) millionsPerDay
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	14.75%		13.68%
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	101.67					105.5
Processed volume (millions per day) | millionsPerDay	866					993,000
Rate of U.S.$	20.3182			16.6780	16.9220
Useful lives of the cash-generating units (year average)	12 years	11 years
Pre-tax discount rate	13.79%		14.46%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	2,487,000,000					3,201,000,000
Rate of U.S.$	20.3182			16.6780
Useful lives of the cash-generating units (year average)	7 years	6 years
Pre-tax discount rate	14.56%		13.91%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.3182			16.6780
Useful lives of the cash-generating units (year average)	8 years	5 years
Pre-tax discount rate	10.68%		10.51%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.3182			16.6780
Useful lives of the cash-generating units (year average)	7 years	5 years
Pre-tax discount rate	10.68%		10.51%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	20.3182			16.6780
Useful lives of the cash-generating units (year average)	13 years	5 years
Pre-tax discount rate	11.86%		11.77%